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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21978

                      Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Floating Rate Fund

 Schedule of Investments 1/31/2013 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 0.3%

 Diversified Financials - 0.3%

 Asset Management & Custody Banks - 0.3%

 1,000,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 1,051,250

 Total Diversified Financials

 $

 1,051,250

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $992,180)

 $

 1,051,250

 CONVERTIBLE PREFERRED STOCKS - 0.0%

 Capital Goods - 0.0%

 Industrial Machinery - 0.0%

 1,000

 BBB+/Baa3

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 123,450

 Total Capital Goods

 $

 123,450

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $100,000)

 $

 123,450

 Shares

 COMMON STOCKS - 0.0%

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 106,253

 Newhall Land Development LLC *

 $

 159,380

 Total Real Estate

 $

 159,380

 TOTAL COMMON STOCKS

 (Cost $87,892)

 $

 159,380

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.5%

 Materials - 0.1%

 Steel - 0.1%

 71,312

 0.47

 AA/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 $

 67,213

 261,608

 0.48

 AA+/Aa1

 Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36

 258,451

 70,976

 0.32

 A+/Aa3

 Option One Mortgage Loan Trust 2007-HL1, Floating Rate Note, 2/25/38

 70,685

 41,546

 1.14

 AAA/Aaa

 RASC Series 2004-KS11 Trust, Floating Rate Note, 12/25/34

 40,996

 $

 437,345

 Total Materials

 $

 437,345

 Consumer Services - 0.1%

 Hotels, Resorts & Cruise Lines - 0.1%

 214,984

 BB/NR

 Westgate Resorts 2012-2 LLC, 9.0%, 1/20/25 (144A)

 $

 218,880

 Total Consumer Services

 $

 218,880

 Banks - 0.2%

 Diversified Banks - 0.0%

 122,699

 0.58

 AA+/NR

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 $

 120,674

 Thrifts & Mortgage Finance - 0.2%

 566,493

 0.83

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 $

 558,422

 98,329

 1.00

 AAA/Aa3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 8/25/35

 98,331

 $

 656,753

 Total Banks

 $

 777,427

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.0%

 61,222

 1.00

 BBB/Ba1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)

 $

 60,510

 Specialized Finance - 0.1%

 325,500

 0.60

 CCC+/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 225,409

 325,500

 0.64

 CCC+/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 225,409

 $

 450,818

 Total Diversified Financials

 $

 511,328

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,833,248)

 $

 1,944,980

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 316,489

 0.80

 AAA/A3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 $

 297,988

 156,236

 2.62

 A+/Ba1

 Wells Fargo Mortgage Backed Securities 2004-H Trust, Floating Rate Note, 6/25/34

 157,856

 $

 455,844

 Total Banks

 $

 455,844

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.3%

 300,000

 0.91

 BBB+/A3

 Morgan Stanley Capital I, Inc. Class C, Floating Rate Note, 12/15/20 (144A)

 $

 279,369

 202,314

 0.80

 BB+/Ba3

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 193,589

 807,986

 4.20

 NR/A2

 Velocity Commercial Capital Loan Trust, Floating Rate Note, 8/25/40 (144A)

 707,957

 $

 1,180,915

 Total Diversified Financials

 $

 1,180,915

 Real Estate - 0.1%

 Mortgage REITs - 0.1%

 119,479

 2.48

 AAA/B2

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 $

 113,005

 293,058

 2.48

 AAA/Ba1

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 291,177

 $

 404,182

 Total Real Estate

 $

 404,182

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $1,976,874)

 $

 2,040,941

 CORPORATE BONDS - 4.0%

 Energy - 0.4%

 Oil & Gas Drilling - 0.1%

 68,000

 B-/B3

 Offshore Group Investment, Ltd., 11.5%, 8/1/15

 $

 73,780

 100,000

 B-/B3

 Offshore Group Investment, Ltd., 7.5%, 11/1/19 (144A)

 102,250

 $

 176,030

 Oil & Gas Equipment & Services - 0.1%

 NOK

 1,500,000

 8.96

 NR/NR

 Transocean Norway Drilling AS, Floating Rate Note, 2/24/16

 $

 287,519

 Oil & Gas Exploration & Production - 0.1%

 498,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $

 555,270

 Coal & Consumable Fuels - 0.1%

 400,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 $

 400,000

 Total Energy

 $

 1,418,819

 Materials - 0.6%

 Metal & Glass Containers - 0.2%

 900,000

 B+/Ba3

 Ardagh Packaging Finance Plc, 4.875%, 11/15/22 (144A)

 $

 895,500

 Paper Packaging - 0.1%

 515,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 539,462

 Diversified Metals & Mining - 0.2%

 600,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20 (144A)

 $

 600,000

 Paper Products - 0.1%

 225,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 237,375

 250,000

 CCC+/B3

 Appleton Papers, Inc., 11.25%, 12/15/15

 270,625

 $

 508,000

 Total Materials

 $

 2,542,962

 Capital Goods - 0.4%

 Aerospace & Defense - 0.1%

 500,000

 BB/Ba2

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 515,000

 Electrical Components & Equipment - 0.1%

 250,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 262,500

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 400,000

 B+/B1

 Titan International, Inc., 7.875%, 10/1/17

 $

 429,500

 Industrial Machinery - 0.1%

 500,000

 B/B2

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $

 525,000

 Total Capital Goods

 $

 1,732,000

 Media - 0.1%

 Broadcasting - 0.1%

 EURO

 250,000

 B+/NR

 Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)

 $

 334,917

 Total Media

 $

 334,917

 Food, Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.1%

 510,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)

 $

 514,462

 Total Food, Beverage & Tobacco

 $

 514,462

 Health Care Equipment & Services - 0.3%

 Health Care Equipment - 0.2%

 750,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $

 840,000

 Health Care Facilities - 0.1%

 500,000

 B+/B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 536,250

 Total Health Care Equipment & Services

 $

 1,376,250

 Banks - 0.1%

 Diversified Banks - 0.1%

 235,000

 3.41

 BB+/B1

 ABN Amro North American Holding Preferred Capital Repackage Trust I, Floating Rate Note, 12/29/49 (Perpetual) (144A)

 $

 235,000

 Regional Banks - 0.0%

 200,000

 8.70

 BBB/Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49 (Perpetual) (144A)

 $

 201,824

 Total Banks

 $

 436,824

 Insurance - 1.6%

 Property & Casualty Insurance - 0.1%

 250,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 273,637

 Reinsurance - 1.7%

 250,000

 8.18

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 $

 248,400

 250,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 256,050

 250,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 254,225

 250,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 254,825

 250,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 268,275

 300,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 307,800

 250,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 250,275

 500,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 503,850

 500,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 504,850

 250,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 257,550

 250,000

 8.71

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 250,800

 300,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 299,880

 250,000

 10.35

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 258,625

 250,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 249,900

 500,000

 0.00

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 499,450

 400,000

 7.00

 BB/NR

 Shore Re, Ltd., Floating Rate Note, 7/8/13 (Cat Bond) (144A)

 406,680

 250,000

 9.66

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 251,000

 250,000

 11.00

 NR/B2

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 257,500

 250,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 249,575

 300,000

 2.90

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 301,200

 $

 6,130,710

 Total Insurance

 $

 6,404,347

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.1%

 250,000

 B+/B1

 First Data Corp., 8.875%, 8/15/20 (144A)

 $

 276,875

 Total Software & Services

 $

 276,875

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 405,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 440,438

 Wireless Telecommunication Services - 0.1%

 365,000

 B+/Ba2

 Cricket Communications, Inc., 7.75%, 5/15/16

 $

 384,162

 Total Telecommunication Services

 $

 824,600

 Utilities - 0.1%

 Gas Utilities - 0.1%

 250,000

 B-/B2

 Ferrellgas LP, 6.5%, 5/1/21

 $

 252,500

 Total Utilities

 $

 252,500

 TOTAL CORPORATE BONDS

 (Cost $15,550,117)

 $

 16,114,556

 MUNICIPAL BONDS - 0.1%

 Municipal General - 0.1%

 500,000

 AA/A2

 JobsOhio Beverage System, 0.872%, 1/1/15

 $

 500,305

 TOTAL MUNICIPAL BONDS

 (Cost $500,000)

 $

 500,305

 SENIOR FLOATING RATE LOAN INTERESTS - 89.2%**

 Energy - 3.2%

 Oil & Gas Equipment & Services - 0.3%

 1,351,211

 8.50

 CCC+/B3

 FTS International Services LLC, Term Loan, 5/6/16

 $

 1,184,186

 Integrated Oil & Gas - 0.3%

 1,323,262

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 1,329,879

 Oil & Gas Exploration & Production - 1.8%

 1,250,000

 5.75

 BB-/Ba3

 Chesapeake Energy Corp., Loan, 12/2/17

 $

 1,284,375

 1,500,000

 5.00

 B+/Ba3

 EP Energy LLC, Tranche B-1 Loan, 5/24/18

 1,519,688

 2,000,000

 4.00

 BB/Ba1

 Plains Exploration & Production Co., Term Loan B, 9/4/19

 2,012,850

 1,750,000

 6.00

 B+/B1

 Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16

 1,774,062

 800,000

 0.00

 NR/NR

 Talos Energy LLC, Bridge Loan, 1/24/14

 800,000

 $

 7,390,975

 Oil & Gas Refining & Marketing - 0.6%

 1,618,130

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 1,639,621

 1,000,000

 0.00

 BBB-/Ba1

 Tesoro Corp., Initial Term Loan, 1/11/16

 1,006,880

 $

 2,646,501

 Oil & Gas Storage & Transportation - 0.1%

 272,938

 4.75

 BB-/Ba3

 Gibson Energy, Inc., Tranche B Term Loan, 6/30/18

 $

 277,970

 Coal & Consumable Fuels - 0.1%

 250,000

 0.00

 NR/NR

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 245,000

 Total Energy

 $

 13,074,511

 Materials - 9.4%

 Commodity Chemicals - 0.6%

 769,934

 4.25

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 2/15/19

 $

 780,520

 1,172,679

 4.25

 NR/Ba2

 Tronox, Inc., Closing Date Term Loan, 1/24/17

 1,185,382

 319,821

 4.25

 NR/Ba2

 Tronox, Inc., Delayed Draw Term Loan, 1/24/17

 323,499

 $

 2,289,401

 Diversified Chemicals - 1.3%

 1,925,000

 0.00

 B+/NR

 DuPont Performance Coatings, Inc., 2/1/20

 $

 1,957,078

 1,100,000

 0.00

 NR/NR

 DuPont Performance Coatings, Inc., Bridge Loan, 10/24/13

 1,100,000

 547,338

 5.00

 B/B1

 General Chemical Holding Co., New Tranche B Term Loan, 3/9/18

 551,443

 1,641,500

 5.00

 B+/B2

 Univar, Term B Loan, 2/14/17

 1,658,813

 $

 5,267,334

 Specialty Chemicals - 2.7%

 1,381,808

 3.75

 BB+/Baa3

 Ashland, Inc., Term B Loan, 5/31/18

 $

 1,401,240

 2,750,000

 5.50

 BB+/Ba1

 Chemtura Corp., Term Facility, 8/11/16

 2,791,250

 868,631

 2.75

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 871,888

 1,975,000

 5.75

 BB-/Ba2

 OM Group, Inc., Term B Dollar Loan, 7/5/17

 1,992,281

 1,570,456

 5.50

 B+/Ba2

 OMNOVA Solutions, Inc., Extended Loan, 4/12/17

 1,592,050

 628,650

 5.00

 BB-/Ba1

 PolyOne Corp., Term Loan, 9/30/17

 636,508

 1,750,000

 5.25

 B+/B2

 PQ Corp., Term Loan B, 5/1/17

 1,775,886

 $

 11,061,103

 Metal & Glass Containers - 0.8%

 1,850,000

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 1,875,438

 1,415,690

 5.50

 B/B1

 Tank Holdings Corp., Initial Term Loan, 6/8/19

 1,429,847

 $

 3,305,285

 Paper Packaging - 0.8%

 2,029,100

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 2,043,472

 1,286,422

 4.00

 BB/Ba1

 Sealed Air Corp., Term B-1 Facility, 10/3/18

 1,311,793

 $

 3,355,265

 Aluminum - 0.5%

 272,938

 5.75

 B+/Ba3

 Noranda Aluminum Holding Corp., Term B Loan, 2/17/19

 $

 277,032

 1,470,003

 4.00

 BB-/Ba2

 Novelis, Inc. Georgia, Term Loan, 3/11/17

 1,490,829

 $

 1,767,861

 Diversified Metals & Mining - 1.5%

 500,000

 5.00

 B+/B1

 Ameriforge Group, Inc., Initial Term Loan (First Lien), 1/22/20

 $

 506,875

 1,995,000

 5.25

 BB+/Ba1

 Fortescue Metals Group, Ltd., Term Loan, 9/18/17

 2,025,480

 1,163,250

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 1,058,558

 1,241,869

 6.00

 B+/B1

 Summit Materials LLC, Term Loan, 1/12/19

 1,250,989

 183,521

 4.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18

 182,603

 1,002,910

 5.75

 B+/Ba3

 Walter Energy, Inc., B Term Loan, 2/3/18

 1,013,358

 $

 6,037,863

 Precious Metals & Minerals - 0.5%

 1,966,297

 5.25

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 1,969,246

 Steel - 0.6%

 698,250

 8.75

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 9/12/14

 $

 708,724

 1,467,558

 4.75

 BB/B1

 JMC Steel Group, Inc., Term Loan, 2/15/17

 1,488,196

 $

 2,196,920

 Paper Products - 0.2%

 814,644

 4.75

 BB-/Ba3

 Ranpak Corp., USD Term Loan (First Lien), 3/28/17

 $

 816,681

 Total Materials

 $

 38,066,959

 Capital Goods - 10.3%

 Aerospace & Defense - 4.1%

 2,019,678

 8.75

 B/Caa1

 API Technologies Corp., Term Loan, 6/1/16

 $

 2,039,875

 1,349,922

 4.75

 BBB-/Ba2

 AWAS Aviation Capital, Ltd., Term Loan, 6/25/18

 1,363,421

 1,422,685

 6.25

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18

 1,452,917

 644,952

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18

 658,657

 250,000

 4.75

 BBB-/Ba2

 Delos Aircraft, Inc., Term Loan, 3/17/16

 252,500

 600,000

 0.00

 BBB-/Ba2

 DigitalGlobe, Inc., Term Loan, 1/25/20

 608,000

 1,004,783

 6.25

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 1,014,517

 926,914

 7.50

 B/B3

 Global Defense Technology & Systems, Inc., Term B Loan, 4/22/17

 917,645

 1,201,624

 6.51

 BB/B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 1,141,543

 315,999

 3.51

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 297,039

 373,236

 6.50

 NR/NR

 PRV Aerospace LLC, Term Loan, 5/9/18

 376,035

 1,650,000

 5.25

 B/B1

 Sequa Corp., Initial Term Loan, 5/29/17

 1,677,501

 1,960,000

 4.50

 B+/Ba3

 SI Organization, Inc., New Tranche B Term Loan, 11/22/16

 1,979,600

 496,250

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 500,385

 1,170,718

 4.50

 BB-/B1

 Tasc, Inc., New Tranche B Term Loan, 4/25/15

 1,176,207

 1,000,000

 0.00

 B/B1

 WPP Plc, 1st Lien Term Loan, 12/21/19

 1,015,000

 $

 16,470,842

 Building Products - 1.7%

 589,968

 4.00

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 3/8/18

 $

 596,826

 2,992,500

 5.75

 B/B1

 CPG International I, Inc., Term Loan, 9/21/19

 3,020,555

 1,675,000

 6.00

 B+/B2

 Custom Building Products, Inc., Term Loan, 12/12/19

 1,702,219

 1,750,000

 0.00

 B+/B1

 Unifrax Corp., New Term B Loan, 12/31/19

 1,741,250

 $

 7,060,850

 Electrical Components & Equipment - 0.7%

 497,500

 7.00

 NR/NR

 Pelican Products, Inc., Term Loan (First Lien), 8/15/18

 $

 498,744

 2,094,750

 6.00

 BB-/Ba2

 WireCo WorldGroup, Inc., Term Loan, 4/13/17

 2,120,934

 $

 2,619,678

 Industrial Conglomerates - 0.4%

 1,605,227

 5.00

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 1,621,954

 Construction & Farm Machinery & Heavy Trucks - 1.2%

 1,000,000

 6.01

 NR/Ba2

 GWF Energy LLC, Term B Advance, 12/31/18

 $

 1,010,000

 972,563

 7.00

 B+/Ba2

 Navistar International Corp., Tranche B Term  Loan, 7/31/17

 988,610

 1,130,716

 4.50

 NR/Ba2

 Terex Corp., New US Term Loan, 4/28/17

 1,146,263

 280,056

 4.25

 BB/Ba2

 The Manitowoc Co, Inc., Term B Loan, 10/11/17

 283,730

 1,282,945

 5.75

 B+/B2

 Waupaca Foundry, Inc., Term Loan, 6/29/17

 1,296,577

 $

 4,725,180

 Industrial Machinery - 1.8%

 990,000

 4.50

 BB+/Ba2

 Colfax Corp., Term B Facility, 9/12/18

 $

 996,085

 701,830

 6.00

 NR/NR

 Schaeffler AG, Facility B2 USD, 1/27/17

 711,480

 1,000,000

 5.00

 B+/B1

 Silver II Borrower, Initial Term Loan, 12/5/19

 1,012,250

 1,995,000

 5.50

 B+/B1

 Transtar Holding Co., Term Loan (First Lien 2012), 9/13/18

 2,024,925

 481,432

 3.75

 BB/Ba3

 Trimas Corp., Tranche B Term Loan (2012), 10/11/19

 482,636

 298,500

 8.25

 BB-/B3

 Wastequip, Inc., Term Loan, 5/17/18

 299,992

 1,589,265

 6.25

 BB-/Ba2

 Xerium Technologies, Inc., Initial U.S. Term Loan, 5/26/17

 1,594,231

 $

 7,121,599

 Trading Companies & Distributors - 0.6%

 2,260,000

 4.50

 B+/Ba3

 WESCO International, Inc., Tranche B-1 Loan, 12/4/19

 $

 2,290,133

 Total Capital Goods

 $

 41,910,236

 Commercial Services & Supplies - 4.5%

 Commercial Printing - 0.4%

 1,626,969

 7.00

 BB-/Ba3

 Cenveo Corp., Term B Facility, 12/15/16

 $

 1,635,104

 Environmental & Facilities Services - 1.3%

 522,733

 8.75

 NR/WR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 524,040

 694,750

 4.00

 BB+/Baa3

 Covanta Holding Corp., Term Loan, 3/1/19

 706,474

 1,237,500

 3.50

 BBB-/Ba1

 Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19

 1,252,969

 212,551

 2.31

 CCC-/Caa2

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 198,204

 1,288,761

 4.75

 B+/B1

 Waste Industries USA, Inc., Term B Loan, 2/23/17

 1,298,426

 1,311,841

 5.50

 B+/B1

 WCA Waste Corp., Term Loan, 3/1/18

 1,324,960

 $

 5,305,073

 Diversified Support Services - 0.9%

 1,691,474

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15

 $

 1,336,264

 558,392

 5.75

 B/B1

 infoGROUP, Inc., Term B Loan, 5/10/18

 509,533

 812,625

 5.00

 BB-/Ba3

 KAR Auction Services, Inc., Term Loan, 4/26/17

 824,303

 919,310

 6.25

 B/B1

 Language Line Services Holdings, Inc., Tranche B Term Loan, 5/30/16

 916,629

 $

 3,586,729

 Security & Alarm Services - 1.2%

 1,380,423

 5.25

 B+/Ba3

 Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17

 $

 1,393,364

 1,246,875

 4.50

 BB/Ba1

 Garda World Security Corp., Term B Loan, 10/24/19

 1,261,682

 2,155,092

 5.75

 B+/B1

 Protection One, Inc., Term Loan 2012, 3/20/19

 2,176,643

 $

 4,831,689

 Human Resource & Employment Services - 0.3%

 1,218,186

 5.00

 BB-/Ba3

 On Assignment, Inc., Initial Term B Loan, 3/20/19

 $

 1,234,922

 Research & Consulting Services - 0.4%

 1,493,215

 5.00

 BB/Ba3

 Wyle Services Corp., Term Loan (First Lien), 3/31/17

 $

 1,502,548

 Total Commercial Services & Supplies

 $

 18,096,065

 Transportation - 2.4%

 Air Freight & Logistics - 0.8%

 500,000

 6.50

 B/B2

 Air Medical Group Holdings, Inc., B-1 Term Loan, 5/29/18

 $

 510,625

 731,882

 5.31

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded Term Loan, 8/31/16

 701,006

 301,545

 5.30

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 288,602

 1,033,502

 5.30

 B-/B1

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 989,901

 968,750

 8.25

 B-/Ba3

 Ozburn-Hessey Logistics LLC, Term Loan (First Lien), 4/7/16

 973,594

 $

 3,463,728

 Airlines - 1.2%

 1,228,125

 5.75

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 2/17/17

 $

 1,236,953

 750,000

 5.25

 B+/Ba2

 Delta Air Lines, Inc., Term B-1 Loan, 9/28/18

 760,875

 1,773,000

 5.50

 BB-/Ba2

 Delta Air Lines, Inc., Term Loan 2011, 3/29/17

 1,795,895

 970,897

 2.25

 BB-/Ba3

 United Air Lines, Inc., Tranche B Loan, 2/1/14

 976,056

 $

 4,769,779

 Trucking - 0.4%

 1,598,368

 5.00

 BB/B1

 Swift Transportation Co., Tranche B-2 Term Loan, 12/15/17

 $

 1,620,346

 Total Transportation

 $

 9,853,853

 Automobiles & Components - 4.4%

 Auto Parts & Equipment - 3.3%

 203,270

 2.71

 BB-/Ba3

 Allison Transmission, Inc., Term B-1 Loan, 8/7/14

 $

 204,207

 1,443,258

 4.25

 BB-/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 1,463,554

 1,326,421

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 1,340,514

 902,109

 2.15

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 858,695

 460,260

 2.14

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 438,110

 1,925,000

 6.00

 B+/B2

 HHI Holdings LLC, 2012 Term Loan, 10/3/18

 1,964,703

 1,561,103

 2.45

 B+/B1

 Key Safety Systems, Inc., Term Loan (First Lien), 3/8/14

 1,551,736

 2,495,000

 6.00

 B+/B1

 Metaldyne Corp., USD Term Loan, 11/9/18

 2,535,544

 1,158,113

 6.25

 B+/B1

 Remy International, Inc., Term B Facility, 12/17/16

 1,172,590

 1,008,134

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 1,020,735

 618,013

 3.75

 BB/Ba2

 Tomkins LLC, Term B-2 Loan, 9/29/16

 624,965

 279,300

 5.50

 B+/Ba2

 UCI International, Inc., Term Loan, 7/4/17

 282,093

 $

 13,457,446

 Tires & Rubber - 0.5%

 1,925,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19

 $

 1,953,180

 Automobile Manufacturers - 0.6%

 2,260,550

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 2,313,386

 Total Automobiles & Components

 $

 17,724,012

 Consumer Durables & Apparel - 2.9%

 Home Furnishings - 0.9%

 1,500,000

 5.00

 B+/B1

 AOT Bedding Super Holdings LLC, Term Loan, 8/29/19

 $

 1,520,937

 620,000

 0.00

 NR/NR

 Tempur-Pedic International, Inc., 11/17/13

 620,000

 1,450,000

 0.00

 BB/Ba3

 Tempur-Pedic International, Inc., 9/27/19

 1,476,410

 $

 3,617,347

 Housewares & Specialties - 0.9%

 665,720

 5.28

 BB-/Ba3

 Prestige Brands, Inc., Term B Loan, 12/20/18

 $

 673,417

 1,950,113

 4.75

 NR/B1

 Reynolds Group Holdings, Ltd., U.S. Term Loan, 9/21/18

 1,981,193

 884,534

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 895,591

 $

 3,550,201

 Leisure Products - 0.1%

 498,850

 5.20

 B/B2

 Leslie's Poolmart, Tranche B Term Loan, 10/1/19

 $

 505,397

 Apparel, Accessories & Luxury Goods - 0.4%

 883,000

 0.00

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 891,275

 700,000

 0.00

 B/B2

 Renfro Corp., Tranche B Term Loan, 1/23/19

 708,750

 $

 1,600,025

 Footwear - 0.2%

 972,563

 0.00

 BB/Ba2

 Wolverine World Wide, Inc., Tranche B Term Loan, 5/1/19

 $

 985,332

 Textiles - 0.4%

 1,637,065

 5.75

 NR/Ba3

 Kloeckner Pentaplast SA, Term B-1 Loan, 12/14/16

 $

 1,667,760

 Total Consumer Durables & Apparel

 $

 11,926,062

 Consumer Services - 6.9%

 Casinos & Gaming - 2.2%

 490,218

 4.00

 BB+/Ba2

 Ameristar Casinos, Inc., B Term Loan, 3/29/18

 $

 495,157

 950,000

 6.00

 BB-/Ba3

 Boyd Gaming Corp., Increased Term Loan, 12/17/15

 963,538

 121,250

 9.50

 B/B2

 Caesars Entertainment Operating Co, Inc., Term B-4 Loan, 10/31/16

 123,630

 930,000

 5.45

 B/B2

 Caesars Entertainment Operating Co., Inc., Term B-6 Loan, 1/28/18

 866,062

 839,954

 2.76

 BBB-/Ba2

 Las Vegas Sands Corp., Delayed Draw II Term Loan (Extending), 11/23/16

 845,729

 1,500,000

 4.25

 BB/Ba2

 MGM Resorts International, Term B Loan, 12/13/19

 1,526,094

 2,580,479

 3.75

 BBB-/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 6/29/18

 2,598,816

 297,750

 4.00

 BB+/Ba1

 Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19

 300,914

 1,372,992

 3.21

 BBB-/Ba1

 Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15

 1,383,290

 $

 9,103,230

 Hotels, Resorts & Cruise Lines - 1.1%

 583,484

 5.95

 B/B1

 Sabre Holdings Corp., New Term Loan Extended, 12/29/17

 $

 590,777

 498,750

 7.25

 B/B1

 Sabre, Inc., Incremental Term Loan, 12/29/17

 507,894

 1,481,250

 0.00

 NR/Ba2

 Seven Seas Cruises S de RL LLC, 12/21/18

 1,499,766

 1,481,250

 6.25

 NR/Ba2

 Seven Seas Cruises S de RL LLC, Term B Loan, 12/21/18

 1,499,766

 306,507

 5.06

 B+/B1

 Travelport LLC, Extended Tranche B Dollar Term Loan, 8/23/15

 301,527

 64,044

 5.06

 B+/B1

 Travelport LLC, Tranche S Term Loan, 8/23/15

 63,004

 $

 4,462,734

 Leisure Facilities - 0.6%

 900,000

 0.00

 B+/B1

 Bombardier Recreational Products, Inc., 7/17/19

 $

 911,170

 718,919

 4.00

 BB/Ba2

 Cedar Fair LP, U.S. Term-1 Loan, 12/15/17

 728,445

 973,874

 4.00

 BB+/Ba2

 Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18

 983,522

 $

 2,623,137

 Restaurants - 1.9%

 837,900

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 848,370

 858,972

 5.25

 BB-/Ba2

 DineEquity, Inc., Term B-1 Loan, 10/31/17

 864,341

 198,384

 4.00

 B+/B2

 Dunkin' Brands, Inc., Term B-2 Loan, 11/23/17

 200,305

 1,910,563

 6.50

 B+/B1

 Landry's, Inc., B Term Loan, 3/22/18

 1,940,167

 1,079,833

 4.50

 NR/Ba3

 NPC Restaurant Holdings LLC, Term Loan, 12/28/18

 1,093,331

 823,688

 5.25

 B+/Ba3

 PF Chang's China Bistro, Inc., Term Borrowing, 5/15/19

 836,537

 1,790,513

 4.75

 BB-/B1

 Wendy's International, Inc., Term Loan, 4/3/19

 1,817,684

 $

 7,600,735

 Education Services - 0.7%

 1,730,000

 0.00

 NR/B1

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 1,748,381

 1,000,000

 0.00

 NR/NR

 Laureate Education, Inc., Series 2018 Term Loan, 6/16/18

 1,006,667

 $

 2,755,048

 Specialized Consumer Services - 0.4%

 1,399,429

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 1,416,922

 Total Consumer Services

 $

 27,961,806

 Media - 7.0%

 Advertising - 1.3%

 1,470,000

 5.25

 B+/NR

 Advantage Sales & Marketing LLC, Term Loan (First Lien), 11/29/17

 $

 1,486,905

 1,656,291

 6.50

 B/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 1,588,313

 1,975,000

 4.75

 B/B1

 Getty Images, Inc., Initial Term Loan (New), 9/17/19

 2,001,451

 19,273

 4.00

 BB+/Baa3

 Lamar Advertising Co., Term B Loan, 10/1/16

 19,437

 $

 5,096,106

 Broadcasting - 2.9%

 1,191,000

 4.00

 BB-/Ba2

 Cequel Communications Holdings I LLC, Term Loan, 1/31/19

 $

 1,203,548

 900,591

 5.01

 BB-/Ba3

 Entercom Communications Corp., Term B Loan, 11/7/18

 917,927

 963,964

 4.75

 B+/B2

 Gray Television, Inc., Initial Term Loan, 10/11/19

 982,038

 806,474

 5.25

 B+/B1

 Hubbard Broadcasting, Inc., Term Loan (First Lien), 3/24/17

 813,026

 487,500

 4.50

 BB-/Ba3

 MCC Georgia LLC, Tranche F Term Loan, 10/20/17

 491,969

 1,745,625

 4.00

 BB-/Ba3

 MCC Georgia LLC, Tranche G Term Loan, 2/8/20

 1,761,990

 1,475,000

 0.00

 B/B1

 NEP Broadcasting LLC, 1st Lien Term Loan, 1/3/20

 1,503,578

 445,317

 4.00

 BB+/Ba1

 Sinclair Broadcast Group, Inc., New Tranche B Term Loan, 10/29/16

 448,793

 2,198,950

 4.25

 NR/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 2,224,361

 243,950

 4.25

 BB-/Ba3

 TWCC Holding Corp., Term Loan, 1/24/17

 247,120

 1,165,008

 4.45

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 1,170,681

 $

 11,765,031

 Cable & Satellite - 0.9%

 1,488,750

 4.00

 BB+/Baa3

 Charter Communications Operating LLC, Term D Loan, 3/28/19

 $

 1,512,384

 725,000

 4.25

 NR/NR

 Kabel Deutschland Vertrieb und Service GmbH, Facility F Loan, 2/1/19

 727,416

 1,505,202

 6.25

 B/B1

 WideOpenWest LLC, Term Loan, 4/18/18

 1,525,612

 $

 3,765,412

 Movies & Entertainment - 1.0%

 285,422

 4.25

 BB-/Ba2

 AMC Entertainment, Inc., Term B-2 Loan (Extending), 12/15/16

 $

 288,811

 297,000

 4.75

 BB-/Ba2

 AMC Entertainment, Inc., Term B-3 Loan, 2/7/18

 300,852

 694,539

 5.25

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 697,577

 972,513

 4.50

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 981,825

 375,326

 8.50

 D/WR

 LodgeNet Interactive Corp., Closing Date Term Loan, 4/4/14

 263,854

 1,500,000

 5.25

 BB-/Ba2

 WMG Acquisition Corp., Initial Term Loan, 10/25/18

 1,528,437

 $

 4,061,356

 Publishing - 0.9%

 1,754,500

 2.71

 CCC+/Caa2

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14

 $

 1,400,675

 2,235,859

 4.50

 B+/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 2,249,136

 $

 3,649,811

 Total Media

 $

 28,337,716

 Retailing - 3.1%

 Apparel Retail - 0.4%

 511,958

 4.75

 BB+/Ba2

 Ascena Retail Group, Inc., Tranche B Term Loan, 5/17/18

 $

 517,398

 972,576

 4.50

 B/B1

 J. Crew Group, Inc., Term Loan, 11/23/17

 981,921

 330,619

 5.75

 BB/Ba3

 Lord & Taylor LLC, Term Loan, 12/2/18

 334,614

 $

 1,833,933

 Computer & Electronics Retail - 0.3%

 1,295,276

 11.00

 B/B2

 Targus Group International, Term Loan, 5/12/16

 $

 1,301,752

 Home Improvement Retail - 0.7%

 1,750,000

 0.00

 NR/B1

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 1,772,239

 1,042,812

 5.00

 B+/Ba3

 The Hillman Group, Inc., Term Loan, 5/31/16

 1,049,329

 $

 2,821,568

 Specialty Stores - 0.5%

 2,000,000

 3.75

 BB-/B1

 Michaels Stores, Inc., First Lien Term Loan B, 1/16/20

 $

 2,022,968

 Automotive Retail - 1.2%

 1,050,000

 0.00

 BB/Ba1

 Avis Budget Car Rental LLC, Bridge Loan, 1/2/14

 $

 1,050,000

 398,996

 4.25

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche C Term Loan, 8/7/19

 403,568

 1,750,000

 3.75

 NR/NR

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 1,767,500

 1,500,000

 6.25

 B+/B1

 Sequa Automotive Group, Term Loan, 11/1/18

 1,508,438

 $

 4,729,506

 Total Retailing

 $

 12,709,727

 Food & Staples Retailing - 1.1%

 Drug Retail - 0.4%

 1,823,005

 4.50

 B+/B2

 Rite Aid Corp., Tranche 5 Term Loan, 2/17/18

 $

 1,827,563

 Food Distributors - 0.6%

 500,000

 5.75

 B/B1

 AdvancePierre Foods, Term Loan (First Lien), 6/17/17

 $

 509,219

 1,816,000

 5.00

 BB-/B1

 Windsor Quality Food Co, Ltd., Tranche B Term Loan, 1/11/17

 1,833,025

 $

 2,342,244

 Food Retail - 0.1%

 372,188

 5.75

 B+/B1

 Roundy's Supermarkets, Inc., Tranche B Term Loan, 1/24/19

 $

 356,370

 Total Food & Staples Retailing

 $

 4,526,177

 Food, Beverage & Tobacco - 1.5%

 Packaged Foods & Meats - 1.5%

 573,563

 5.00

 B+/NR

 Acosta, Inc., Term D Loan, 9/25/17

 $

 582,166

 495,000

 4.00

 BB/Ba1

 B&G Foods, Inc., Tranche B Term Loan (2012), 11/30/18

 503,044

 1,170,409

 4.50

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 2/3/18

 1,178,207

 696,500

 6.50

 NR/NR

 Hearthside Food Solutions LLC, Term Loan A, 5/7/18

 699,982

 1,301,940

 4.25

 B+/Ba3

 Michael Foods, Inc., Term B Facility, 2/14/18

 1,323,096

 496,250

 4.75

 B+/Ba3

 Pinnacle Foods Finance LLC, Tranche E Term Loan, 9/16/18

 501,390

 1,243,750

 4.75

 B+/Ba3

 Pinnacle Foods Finance LLC, Tranche F Term Loan, 10/17/18

 1,261,296

 $

 6,049,181

 Total Food, Beverage & Tobacco

 $

 6,049,181

 Household & Personal Products - 0.9%

 Household Products - 0.3%

 310,000

 4.50

 B/Ba3

 Spectrum Brands Holdings, Inc., Initial U.S. Term Loan, 10/9/19

 $

 313,856

 673,837

 4.76

 B+/Ba3

 SRAM Corp., Term Loan (First Lien), 5/12/18

 680,576

 $

 994,432

 Personal Products - 0.6%

 1,076,786

 4.25

 BB-/Ba3

 NBTY, Inc., Term B-1 Loan, 10/1/17

 $

 1,093,527

 1,477,549

 4.75

 BB-/Ba3

 Revlon, Inc., Term Loan B, 11/19/17

 1,492,418

 $

 2,585,945

 Total Household & Personal Products

 $

 3,580,377

 Health Care Equipment & Services - 8.1%

 Health Care Equipment - 0.9%

 1,919,738

 5.00

 BB-/B1

 Carestream Health, Inc., Term Loan, 2/8/17

 $

 1,931,137

 347,764

 3.50

 BBB-/Baa2

 Fresenius SE & Co. KGaA, Tranche D2 Term Loan, 9/10/14

 349,068

 1,194,000

 4.50

 BBB-/Ba2

 Hologic, Inc., Tranche B Term Loan, 4/29/19

 1,212,016

 262,350

 5.50

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term C-1 Loan, 5/4/18

 266,941

 $

 3,759,162

 Health Care Supplies - 0.3%

 124,375

 5.25

 B+/B1

 Bausch & Lomb, Inc., Parent Term Loan, 4/17/19

 $

 126,007

 1,000,000

 0.00

 NR/NR

 Immucor, Inc., B2 Term Loan, 8/19/18

 1,000,000

 $

 1,126,007

 Health Care Services - 4.0%

 717,646

 6.50

 NR/NR

 AccentCare, Inc., Term Loan, 12/22/16

 $

 529,264

 906,049

 7.25

 BB-/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/1/16

 900,386

 285,000

 6.75

 B+/B1

 Ardent Medical Services, Inc., Term Loan (First Lien), 5/2/18

 290,700

 1,525,000

 5.00

 B+/Ba3

 BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19

 1,538,980

 432,214

 4.50

 BB/Ba3

 Butler Animal Health Supply LLC, Tranche B Term Loan, 12/31/15

 433,295

 1,350,000

 4.00

 BB-/Ba2

 DaVita, Inc., Tranche B2 Term Loan, 8/1/19

 1,367,117

 809,942

 5.25

 B+/Ba3

 Emergency Medical Services Corp., Initial Term Loan, 4/5/18

 814,802

 1,166,118

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 1,179,966

 898,239

 7.50

 B/Ba3

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 891,502

 1,945,180

 6.75

 BB-/Ba3

 MModal, Inc., Term B Loan, 7/2/19

 1,878,719

 1,734,113

 6.50

 NR/NR

 National Mentor Holdings, Inc., Tranche B-1 Term Loan, 2/9/17

 1,760,124

 1,621,926

 8.25

 B/B2

 National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17

 1,621,926

 1,034,250

 5.75

 B+/B1

 Rural Metro Corp., Term Loan (First Lien), 3/28/18

 1,039,853

 976,250

 6.50

 B/B2

 Surgery Center Holdings, Inc., Term Loan, 9/20/16

 978,691

 1,225,000

 7.75

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 1,068,812

 $

 16,294,137

 Health Care Facilities - 1.3%

 1,003,404

 3.81

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 $

 1,013,796

 83,654

 3.45

 BB/Ba3

 HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18

 84,385

 1,080,750

 5.00

 B/Ba3

 IASIS Healthcare LLC, Term B Loan, 4/18/18

 1,092,233

 1,253,400

 5.25

 B+/Ba3

 Kindred Healthcare, Inc., Term Loan, 2/7/18

 1,255,750

 909,891

 5.50

 BB-/Ba3

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 923,160

 328,191

 5.25

 B/NR

 United Surgical Partners International, Inc., Extended Term Loan, 4/3/17

 331,063

 401,667

 3.75

 BB+/Ba2

 Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16

 404,463

 $

 5,104,850

 Managed Health Care - 0.2%

 750,000

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 755,625

 Health Care Technology - 1.4%

 1,702,005

 5.00

 B+/Ba3

 Convatec, Inc., Dollar Term Loan, 12/1/16

 $

 1,728,598

 1,260,475

 5.00

 BB-/Ba3

 Emdeon, Inc., Term B-1 Loan, 11/2/18

 1,282,533

 997,455

 4.50

 BB-/Ba3

 IMS Health, Inc., Tranche B Dollar Term Loan, 8/31/17

 1,005,352

 580,000

 4.00

 BB-/Ba3

 MedAssets, Inc., Term B Loan, 11/20/19

 585,800

 114,796

 7.75

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17

 114,796

 944,911

 7.75

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 2/10/17

 944,911

 $

 5,661,990

 Total Health Care Equipment & Services

 $

 32,701,771

 Pharmaceuticals, Biotechnology & Life Sciences - 3.9%

 Biotechnology - 1.8%

 1,197,000

 4.50

 BB/B1

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 1,214,207

 1,872,537

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 1,894,384

 680,615

 3.50

 BBB-/Baa2

 Fresenius Kabi Pharmaceuticals Holding, Inc., Tranche D1 Dollar Term Loan, 9/10/14

 683,167

 2,479,862

 4.25

 BB+/Ba2

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 2,499,701

 175,696

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Additional Term B-1 Loan, 3/15/18

 177,746

 462,638

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-1 Loan, 3/3/18

 468,036

 143,029

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-2 Loan, 3/17/18

 144,698

 318,064

 4.25

 BBB-/Ba3

 WC Luxco Sarl, Term B-3 Loan, 3/3/18

 321,774

 $

 7,403,713

 Pharmaceuticals - 1.8%

 925,000

 5.50

 B/B1

 AssuraMed Holding, Inc., Initial Term Loan, 10/19/19

 $

 940,031

 979,285

 6.00

 NR/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 10/4/19

 995,198

 783,976

 6.50

 B+/B2

 Medpace, Inc., Term B Loan, 5/20/17

 783,976

 1,995,000

 5.00

 B+/B1

 Par Pharmaceutical Companies, Inc., Term B Loan, 8/2/19

 2,024,303

 397,246

 3.50

 BBB-/Baa2

 RPI Finance Trust, 6.75 Year Term Loan(2012), 5/10/18

 402,871

 371,645

 4.00

 BBB-/Baa2

 RPI Finance Trust, New Term Loan, 11/9/18

 376,600

 1,500,000

 4.25

 BBB-/Ba1

 Valeant Pharmaceuticals International, Inc., 9/12/19

 1,523,625

 $

 7,046,604

 Life Sciences Tools & Services - 0.3%

 1,261,790

 4.20

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, 9/15/16

 $

 1,273,619

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 15,723,936

 Banks - 0.6%

 Thrifts & Mortgage Finance - 0.6%

 2,600,000

 0.00

 B/B1

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 2,639,814

 Total Banks

 $

 2,639,814

 Diversified Financials - 3.1%

 Other Diversified Financial Services - 1.9%

 434,500

 5.25

 B/B2

 BNY ConvergEx Group LLC, Term Loan First Lien (EZE), 12/16/16

 $

 433,414

 957,359

 5.25

 B/B2

 BNY ConvergEx Group LLC, Term Loan First Lien (TOP), 12/16/16

 954,966

 221,684

 8.75

 CCC+/B3

 BNY ConvergEx Group LLC, Term Loan Second Lien (EZE), 11/29/17

 221,130

 528,316

 8.75

 CCC+/B3

 BNY ConvergEx Group LLC, Term Loan Second Lien (TOP), 12/16/17

 526,995

 1,220,000

 5.75

 NR/B1

 Fly Funding II Sarl, Term Loan, 8/9/18

 1,236,394

 1,228,125

 5.00

 NR/Baa1

 Kasima LLC, Incremental Term Loan, 3/25/17

 1,232,730

 1,080,750

 5.00

 B/B1

 Nexeo Solutions LLC, Initial Term Loan, 2/26/17

 1,084,127

 930,836

 9.25

 NR/WR

 Vertrue, Inc., Term Loan (First Lien), 8/18/14

 309,503

 1,751,227

 5.25

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 1,766,550

 $

 7,765,809

 Multi-Sector Holdings - 0.4%

 1,335,806

 5.50

 B+/B2

 Fox Acquisition Sub LLC, Initial Term Loan, 7/1/17

 $

 1,359,183

 Specialized Finance - 0.5%

 1,890,000

 0.00

 B/NR

 DH Services Luxembourg Sarl, 12/18/19

 $

 1,910,474

 Consumer Finance - 0.2%

 850,000

 5.50

 CCC+/B3

 Springleaf Finance Corp., Initial Term Loan, 5/28/17

 $

 854,569

 Asset Management & Custody Banks - 0.1%

 500,000

 0.00

 B/B2

 Nuveen Investments, Inc., Tranche A Term Loan, 5/13/17

 $

 506,250

 Investment Banking & Brokerage - 0.0%

 99,250

 4.00

 NR/Ba2

 LPL Holdings, Inc., Initial Tranche B Term Loan, 3/6/19

 $

 99,970

 Total Diversified Financials

 $

 12,496,255

 Insurance - 1.9%

 Insurance Brokers - 0.1%

 96,769

 6.75

 B+/B1

 HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17

 $

 97,978

 472,985

 4.70

 B+/B1

 HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17

 480,376

 $

 578,354

 Life & Health Insurance - 0.5%

 1,915,939

 5.00

 NR/Ba3

 CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18

 $

 1,939,089

 Multi-line Insurance - 0.4%

 950,000

 5.00

 B-/B1

 Alliant Insurance Services, Inc., Initial Term Loan, 12/7/19

 $

 960,688

 497,500

 5.75

 B+/Ba2

 AmWINS Group, Inc., 1st Lien Term Loan, 5/7/19

 502,061

 $

 1,462,749

 Property & Casualty Insurance - 0.9%

 1,800,000

 6.50

 B-/B2

 Confie seguros Holding II Co., Term B Loan (First Lien), 10/11/13

 $

 1,809,751

 1,975,000

 5.25

 B-/B1

 USI Insurance Services LLC, Initial Term Loan, 11/29/19

 1,998,042

 $

 3,807,793

 Total Insurance

 $

 7,787,985

 Real Estate - 1.1%

 Real Estate Services - 1.1%

 1,000,000

 5.75

 BB-/B1

 Altisource Portfolio Solutions SA, Term B Loan, 11/1/19

 $

 1,018,750

 985,000

 3.45

 BB/Ba1

 CBRE Group, Inc., Incremental Tranche C Term Loan, 2/17/18

 989,618

 985,000

 3.70

 BB/Ba1

 CBRE Group, Inc., Incremental Tranche D Term Loan, 8/17/19

 990,233

 1,500,000

 5.25

 NR/B1

 GCA Services Group, Inc., Initial Term Loan, 9/25/19

 1,507,500

 $

 4,506,101

 Total Real Estate

 $

 4,506,101

 Software & Services - 4.3%

 IT Consulting & Other Services - 0.3%

 498,750

 4.50

 BB/Ba3

 Booz Allen Hamilton Holding Corp., Initial Tranche B Term Loan, 7/10/19

 $

 505,920

 750,000

 5.50

 B/Ba3

 Kronos, Inc., Initial Term Loan, 10/26/19

 758,125

 $

 1,264,045

 Data Processing & Outsourced Services - 1.1%

 67,341

 5.20

 B+/NR

 First Data Corp., 2017 Dollar Term Loan, 3/24/17

 $

 67,541

 1,387,680

 4.20

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 3/24/18

 1,378,899

 1,995,000

 4.25

 NR/Ba2

 Genpact, Ltd., Term Loan, 8/17/19

 2,024,925

 573,810

 7.00

 BB/B1

 Global Cash Access Holdings, Inc., Term Loan, 2/1/16

 580,982

 283,571

 3.75

 BBB-/Ba2

 Vantiv LLC, Tranche B Term Loan, 2/22/19

 284,635

 257,282

 4.25

 BB/Ba3

 VeriFone Systems, Inc., Term B Loan, 11/14/18

 259,104

 $

 4,596,086

 Application Software - 2.3%

 248,125

 5.50

 NR/B1

 Applied Systems, Inc., Tranche A Term Loan, 12/31/16

 $

 250,451

 1,750,000

 6.00

 B+/B1

 Deltek, Inc., Term Loan (First Lien), 10/10/18

 1,779,531

 2,037,070

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 2,059,130

 1,293,508

 5.25

 B+/Ba3

 Lawson Software, Inc., Tranche B2 Term Loan, 4/5/18

 1,314,204

 372,642

 4.21

 B+/B1

 Serena Software, Inc., 2016 Term Loan (Extended), 3/10/16

 374,621

 1,680,000

 4.50

 B+/B1

 Verint Systems, Inc., Term Loan 2011, 10/6/17

 1,694,176

 1,690,761

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 1,713,482

 $

 9,185,595

 Systems Software - 0.6%

 1,300,175

 4.00

 NR/Ba2

 Rovi Corp., Tranche B2 Term Loan, 3/30/19

 $

 1,308,269

 1,078,246

 3.75

 BBB-/Ba2

 The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 1,087,007

 $

 2,395,276

 Total Software & Services

 $

 17,441,002

 Technology Hardware & Equipment - 2.7%

 Communications Equipment - 1.3%

 1,496,250

 6.75

 B+/B1

 Audio Visual Services Corp., Term Loan (First Lien), 10/11/18

 $

 1,494,380

 1,960,050

 4.25

 BB/Ba3

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 1,983,326

 1,865,000

 4.00

 BBB-/Ba3

 Riverbed Technology, Inc., Term Loan, 10/29/19

 1,889,478

 $

 5,367,184

 Electronic Equipment Manufacturers - 0.5%

 1,965,000

 4.75

 B+/Ba3

 Sensus USA, Inc., Term Loan (First Lien), 4/13/17

 $

 1,975,644

 Electronic Components - 0.7%

 360,974

 6.75

 B+/B2

 4L Holdings Corp., Term Loan, 4/13/18

 $

 357,364

 480,583

 5.00

 B+/Ba2

 CPI International, Inc., Term B Loan, 11/24/17

 480,583

 845,750

 6.25

 B+/B2

 Generac Acquisition Corp., Term Loan, 5/22/19

 866,894

 1,394,258

 5.00

 B/B2

 Scitor Corp., Term Loan, 1/21/17

 1,390,772

 $

 3,095,613

 Technology Distributors - 0.2%

 659,819

 5.00

 BB-/B1

 Excelitas Technologies Corp., New Term B Loan, 11/29/16

 $

 668,066

 Total Technology Hardware & Equipment

 $

 11,106,507

 Semiconductors & Semiconductor Equipment - 1.7%

 Semiconductor Equipment - 1.2%

 1,087,293

 5.75

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 1,102,923

 2,356,459

 4.46

 B/B1

 Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 12/1/16

 2,365,541

 1,379,000

 3.75

 BB+/Ba2

 Sensata Technologies BV, Term Loan, 4/29/18

 1,386,087

 $

 4,854,551

 Semiconductors - 0.5%

 1,422,387

 4.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 1,434,833

 471,438

 4.25

 BBB-/Ba2

 Semtech Corp., B Term Loan, 2/21/17

 476,741

 $

 1,911,574

 Total Semiconductors & Semiconductor Equipment

 $

 6,766,125

 Telecommunication Services - 2.4%

 Integrated Telecommunication Services - 0.8%

 99,495

 6.50

 B/B2

 Securus Technologies, Inc., Tranche 1 Term Loan (First Lien), 5/2/17

 $

 99,599

 421,813

 6.50

 B/B2

 Securus Technologies, Inc., Tranche 2 Term Loan (First Lien), 5/31/17

 422,252

 1,250,204

 5.50

 B+/Ba3

 West Corp., Term B-4 Loan, 7/15/16

 1,269,998

 351,151

 5.50

 B+/Ba3

 West Corp., Term B-5 Loan, 7/15/16

 357,171

 482,575

 4.00

 BB+/Baa3

 Windstream Corp., Tranche B-3 Term Loan, 7/23/19

 487,200

 500,000

 0.00

 BB+/Baa3

 Windstream Corp., Tranche B-4 Term Loan, 1/8/20

 505,000

 $

 3,141,220

 Wireless Telecommunication Services - 1.6%

 1,846,875

 4.50

 NR/NR

 Cellular South, Inc., Term Loan, 6/16/17

 $

 1,865,344

 917,372

 4.00

 B+/Ba2

 Crown Castle International Corp., Tranche B Term Loan, 1/10/19

 927,119

 985,031

 4.50

 NR/B1

 Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4/2/18

 999,807

 1,242,673

 4.07

 BB/Ba1

 MetroPCS, Inc., Tranche B-2 Term Loan, 11/3/16

 1,252,437

 294,746

 4.00

 BB/Ba1

 MetroPCS, Inc., Tranche B-3 Term Loan, 3/17/18

 296,746

 1,218,875

 5.00

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 4/10/19

 1,232,079

 $

 6,573,532

 Total Telecommunication Services

 $

 9,714,752

 Utilities - 1.8%

 Electric Utilities - 0.4%

 379,281

 7.75

 BB/Ba2

 Race Point Power, Term Loan, 1/11/18

 $

 378,332

 1,528,934

 4.74

 CCC/Caa1

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 1,009,814

 $

 1,388,146

 Independent Power Producers & Energy Traders - 1.4%

 1,294,441

 4.25

 BB+/Ba1

 AES Corp. Virginia, Initial Term Loan, 5/17/18

 $

 1,312,038

 1,424,625

 4.50

 BB-/B1

 Calpine Corp., Term Loan, 3/1/18

 1,442,523

 274,313

 4.50

 BB-/B1

 Calpine Corp., Term Loan, 9/27/19

 278,056

 894,703

 4.00

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 5/5/18

 906,260

 1,865,000

 4.75

 BB+/Ba1

 NSG Holdings LLC, New Term Loan, 11/15/19

 1,860,338

 $

 5,799,215

 Total Utilities

 $

 7,187,361

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $358,735,717)

 $

 361,888,291

 TEMPORARY CASH INVESTMENTS - 9.2%

 Repurchase Agreements - 9.2%

 18,725,000

 NR/Aaa

 Bank of Nova Scotia, Inc., 0.16%, dated 1/31/13, repurchase price of

 $18,725,000 plus accrued interest on 2/1/13 collateralized by $19,099,585

 Federal National Mortgage Association, 4.0%, 3/1/42

 $

 18,725,000

 18,725,000

 NR/Aaa

 Deutsche Bank AG, 0.15%, dated 1/31/13, repurchase price of $18,725,000 plus accrued interest on 2/1/13 collateralized by the following:

 $1,120,224 U.S. Treasury Bond, 0-8.875%, 2/14/13-2/15/41

 $2,147,036 U.S. Treasury Bill, 0.0%, 2/14/13-10/17/13

 $4,717,894 U.S. Treasury Notes, 0.25-4.75%, 2/15/13-8/15/22

 $11,114,824 U.S. Treasury Strip, 0.0-4.375%, 2/15/13-8/15/42

 18,725,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $18,725,000)

 $

 37,450,000

 TOTAL INVESTMENT IN SECURITIES - 103.8%

 $

 421,273,153

 (Cost $417,226,028) (a)

 OTHER ASSETS & LIABILITIES - (3.8)%

 $

 (15,585,039)

 TOTAL NET ASSETS - 100.0%

 $

 405,688,114

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2013, the value of these securities amounted to $13,615,092 or 3.4% of total net assets.

 (a)

 At January 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $417,445,413 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 6,654,743

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,827,003)

 Net unrealized gain

 $

 3,827,740

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 NOK

 Norwegian Krone

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
1,051,250

$
-

$
1,051,250

 Convertible Preferred Stocks

123,450

-

-

123,450

 Common Stocks

-

159,380

-

159,380

 Asset Backed Securities

-

1,944,980

-

1,944,980

 Collateralized Mortgage Obligations

-

2,040,941

-

2,040,941

 Corporate Bonds

-

16,114,556

-

16,114,556

 Municipal Bonds

-

500,305

-

500,305

 Senior Floating Rate Loan Interests

-

361,888,291

-

361,888,291

 Repurchase Agreements

-

37,450,000

-

37,450,000

 Total

$
123,450

$
421,149,703

$
-

$
421,273,153

 Other Financial Instruments

 Credit Default Swaps

$
-

$
18,042

$
-

$
18,042

 Forward Foreign Currency Contracts

-

(80,377
)

-

(80,377
)

 Total

$
-

$
(62,335
)

$
-

$
(62,335
)

 Pioneer Multi-Asset Real Return Fund

 Schedule of Investments 1/31/2013

 Principal

 Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 1.8%

 Diversified Financials - 1.8%

 Asset Management & Custody Banks - 1.8%

 3,470,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 3,647,838

 1,500,000

 BBB/NR

 Ares Capital Corp., 5.125%, 6/1/16 (144A)

 1,586,250

 1,850,000

 BBB-/NR

 Fifth Street Finance Corp., 5.375%, 4/1/16

 1,905,500

 1,850,000

 BBB/NR

 Prospect Capital Corp., 5.5%, 8/15/16

 1,935,562

 950,000

 BBB/NR

 Prospect Capital Corp., 5.75%, 3/15/18 (144A)

 952,375

 $

 10,027,525

 Total Diversified Financials

 $

 10,027,525

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $9,280,311)

 $

 10,027,525

 Shares

 COMMON STOCKS - 74.0%

 Energy - 2.5%

 Oil & Gas Equipment & Services - 0.6%

 139,322

 AMEC Plc

 $

 2,390,269

 746,764

 Sapurakencana Petroleum Bhd *

 701,848

 $

 3,092,117

 Integrated Oil & Gas - 1.6%

 38,019

 Chevron Corp.

 $

 4,377,888

 23,000

 Lukoil OAO (A.D.R.)

 1,554,800

 51,934

 Total SA

 2,814,887

 $

 8,747,575

 Oil & Gas Refining & Marketing - 0.3%

 53,750

 Reliance Industries, Ltd. (G.D.R.) (144A)

 $

 1,802,307

 Total Energy

 $

 13,641,999

 Materials - 4.4%

 Diversified Chemicals - 0.9%

 31,080

 EI du Pont de Nemours & Co.

 $

 1,474,746

 24,405

 PPG Industries, Inc.

 3,364,717

 $

 4,839,463

 Specialty Chemicals - 1.6%

 56,966

 Ecolab, Inc.

 $

 4,124,338

 20,900

 Shin-Etsu Chemical Co, Ltd.

 1,276,942

 704

 Sika AG

 1,775,198

 28,802

 Valspar Corp.

 1,908,997

 $

 9,085,475

 Construction Materials - 1.4%

 1,519,480

 Indocement Tunggal Prakarsa Tbk PT

 $

 3,407,043

 555,187

 Semen Indonesia Persero Tbk PT

 901,528

 1,159,000

 Taiheiyo Cement Corp.

 3,154,703

 $

 7,463,274

 Metal & Glass Containers - 0.3%

 489,908

 Nampak, Ltd.

 $

 1,721,346

 Steel - 0.2%

 3,278,248

 Tiangong International Co, Ltd.

 $

 1,009,867

 Total Materials

 $

 24,119,425

 Capital Goods - 7.9%

 Aerospace & Defense - 0.7%

 42,161

 Honeywell International, Inc.

 $

 2,877,067

 13,946

 United Technologies Corp.

 1,221,251

 $

 4,098,318

 Construction & Engineering - 0.8%

 606,000

 China Singyes Solar Technologies Holdings, Ltd.

 $

 705,450

 834,000

 IJM Corp BHD

 1,353,098

 16,134,618

 Surya Semesta Internusa Tbk PT

 2,311,858

 $

 4,370,406

 Electrical Components & Equipment - 0.2%

 175,000

 Hitachi, Ltd.

 $

 1,036,750

 Heavy Electrical Equipment - 0.3%

 66,699

 ABB, Ltd.

 $

 1,426,764

 Industrial Conglomerates - 4.5%

 22,254

 3M Co.

 $

 2,237,640

 12,366,493

 Alliance Global Group, Inc.

 5,750,491

 457,137

 Beijing Enterprises Holdings, Ltd.

 3,295,340

 66,659

 Jardine Matheson Holdings, Ltd.

 4,324,157

 1,884,000

 JG Summit Holdings, Inc.

 1,852,856

 673,806

 John Keells Holdings Plc

 1,224,927

 258,000

 Keppel Corp., Ltd.

 2,402,144

 822,606

 NWS Holdings, Ltd.

 1,469,306

 385,303

 Shanghai Industrial Holdings, Ltd.

 1,368,963

 32,681

 SM Investments Corp.

 764,242

 $

 24,690,066

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 8,755,000

 Nam Cheong, Ltd.

 $

 1,877,830

 442,313

 SembCorp Marine, Ltd.

 1,690,512

 $

 3,568,342

 Industrial Machinery - 0.5%

 606,000

 CIMC Enric Holdings, Ltd.

 $

 614,816

 1,723,570

 EVA Precision Industrial Holdings, Ltd.

 229,223

 25,016

 Stanley Black & Decker, Inc.

 1,921,979

 $

 2,766,018

 Trading Companies & Distributors - 0.2%

 6,972

 Brenntag AG

 $

 993,279

 Total Capital Goods

 $

 42,949,943

 Commercial Services & Supplies - 1.2%

 Environmental & Facilities Services - 0.6%

 5,930,726

 China Everbright International, Ltd.

 $

 3,267,818

 Security & Alarm Services - 0.6%

 28,234

 Secom Co, Ltd.

 $

 1,407,932

 35,096

 The ADT Corp.

 1,667,060

 $

 3,074,992

 Total Commercial Services & Supplies

 $

 6,342,810

 Transportation - 0.9%

 Railroads - 0.1%

 2,000

 CSX Corp.

 $

 459,000

 Airport Services - 0.6%

 2,359,584

 Beijing Capital International Airport Co., Ltd.

 $

 1,964,842

 402,866

 SATS, Ltd.

 993,023

 $

 2,957,865

 Highways & Railtracks - 0.2%

 953,743

 Bangkok Expressway PCL

 $

 1,317,987

 Total Transportation

 $

 4,734,852

 Automobiles & Components - 1.7%

 Tires & Rubber - 0.7%

 40,282

 Cie Generale des Etablissements Michelin

 $

 3,749,265

 Automobile Manufacturers - 1.0%

 10,774

 Bayerische Motoren Werke AG

 $

 1,084,716

 1,074,222

 Brilliance China Automotive Holdings, Ltd. *

 1,442,304

 447,227

 Dongfeng Motor Group Co, Ltd.

 729,387

 76,781

 Nissan Motor Co, Ltd.

 785,407

 383,800

 UMW Holdings Bhd

 1,500,037

 $

 5,541,851

 Total Automobiles & Components

 $

 9,291,116

 Consumer Durables & Apparel - 1.4%

 Home Furnishings - 0.2%

 1,155,937

 Man Wah Holdings, Ltd.

 $

 1,063,549

 Household Appliances - 0.2%

 491,702

 Techtronic Industries Co.

 $

 994,490

 Apparel, Accessories & Luxury Goods - 0.9%

 6,128,404

 China Dongxiang Group Co.

 $

 988,814

 9,247

 Christian Dior SA

 1,615,368

 20,139

 Cie Financiere Richemont SA

 1,649,468

 1,058

 The Swatch Group AG

 580,714

 $

 4,834,364

 Footwear - 0.1%

 40,617

 Arezzo Industria e Comercio SA *

 $

 765,069

 Total Consumer Durables & Apparel

 $

 7,657,472

 Consumer Services - 1.4%

 Casinos & Gaming - 1.4%

 1,148,515

 Galaxy Entertainment Group, Ltd. *

 $

 5,171,907

 3,010,000

 NagaCorp, Ltd.

 2,372,732

 $

 7,544,639

 Total Consumer Services

 $

 7,544,639

 Media - 1.9%

 Broadcasting - 0.7%

 924,000

 ABS-CBN Holdings Corp.

 $

 1,019,188

 66,548

 CBS Corp. (Class B)

 2,776,383

 $

 3,795,571

 Cable & Satellite - 0.1%

 18,610

 Comcast Corp.

 $

 708,669

 Movies & Entertainment - 1.1%

 2,143,000

 Major Cineplex Group PCL

 $

 1,443,025

 70,541

 News Corp.

 1,956,807

 42,982

 The Walt Disney Co.

 2,315,870

 $

 5,715,702

 Total Media

 $

 10,219,942

 Retailing - 2.8%

 Department Stores - 1.4%

 871,861

 Intime Department Store Group Co, Ltd.

 $

 1,146,851

 469,835

 Lifestyle International Holdings, Ltd.

 1,206,389

 15,085

 Lojas Renner SA

 603,976

 46,934

 Marisa Lojas SA

 772,076

 2,237,220

 Mitra Adiperkasa Tbk PT

 1,477,047

 643,543

 Robinson Department Store PCL

 1,509,146

 66,303

 SACI Falabella

 772,325

 $

 7,487,810

 General Merchandise Stores - 0.3%

 174,403

 Lojas Americanas SA

 $

 1,483,107

 Apparel Retail - 0.2%

 429,495

 Belle International Holdings, Ltd.

 $

 954,254

 Home Improvement Retail - 0.8%

 26,872,180

 Ace Hardware Indonesia Tbk PT

 $

 2,106,906

 2,366,000

 Home Product Center PCL

 1,093,829

 20,022

 The Home Depot, Inc.

 1,339,872

 $

 4,540,607

 Specialty Stores - 0.1%

 310,582

 L'Occitane International SA

 $

 932,577

 Total Retailing

 $

 15,398,355

 Food & Staples Retailing - 0.9%

 Drug Retail - 0.3%

 47,498

 Raia Drogasil SA

 $

 530,844

 13,000

 Tsuruha Holdings, Inc.

 1,088,981

 $

 1,619,825

 Food Distributors - 0.4%

 110,380

 Bizim Toptan Satis Magazalari AS

 $

 1,832,354

 Hypermarkets & Super Centers - 0.2%

 33,900

 Siam Makro PCL

 $

 506,609

 18,756

 Wesfarmers, Ltd.

 735,858

 $

 1,242,467

 Total Food & Staples Retailing

 $

 4,694,646

 Food, Beverage & Tobacco - 5.7%

 Brewers - 0.3%

 17,151

 Carlsberg A/S

 $

 1,835,031

 Distillers & Vintners - 0.8%

 60,000

 Diageo Plc

 $

 1,787,966

 20,485

 Pernod-Ricard SA

 2,564,459

 $

 4,352,425

 Agricultural Products - 0.2%

 2,542,296

 Charoen Pokphand Indonesia Tbk PT

 $

 1,016,348

 Packaged Foods & Meats - 3.1%

 137

 Lindt & Spruengli AG

 $

 491,119

 430,302

 Mayora Indah Tbk PT

 911,842

 69,498

 Mondelez International, Inc.

 1,931,349

 79,857

 Nestle SA

 5,608,645

 8,102,288

 Salim Ivomas Pratama Tbk PT *

 919,408

 616,809

 Tingyi Cayman Islands Holding Corp.

 1,733,710

 37,134

 Unilever Plc

 1,511,668

 1,729,600

 Universal Robina Corp.

 3,714,116

 $

 16,821,857

 Tobacco - 1.3%

 84,246

 Altria Group, Inc.

 $

 2,837,405

 47,203

 Philip Morris International, Inc.

 4,161,416

 $

 6,998,821

 Total Food, Beverage & Tobacco

 $

 31,024,482

 Household & Personal Products - 0.5%

 Household Products - 0.1%

 10,566

 The Procter & Gamble Co.

 $

 794,141

 Personal Products - 0.4%

 90,865

 Hypermarcas SA *

 $

 785,031

 2,620,511

 Prince Frog International Holdings, Ltd.

 1,180,823

 $

 1,965,854

 Total Household & Personal Products

 $

 2,759,995

 Health Care Equipment & Services - 0.2%

 Health Care Facilities - 0.2%

 422,989

 Raffles Medical Group, Ltd.

 $

 1,035,639

 Total Health Care Equipment & Services

 $

 1,035,639

 Pharmaceuticals, Biotechnology & Life Sciences - 4.4%

 Pharmaceuticals - 3.7%

 135,739

 Glenmark Pharmaceuticals, Ltd.

 $

 1,277,795

 29,915

 Johnson & Johnson

 2,211,317

 22,653

 Merck & Co., Inc.

 979,742

 57,622

 Novartis AG

 3,922,552

 96,592

 Pfizer, Inc.

 2,635,030

 27,969

 Roche Holding AG

 6,176,985

 30,077

 Sanofi

 2,931,044

 $

 20,134,465

 Life Sciences Tools & Services - 0.7%

 17,000

 Agilent Technologies, Inc.

 $

 761,260

 42,545

 Thermo Fisher Scientific, Inc.

 3,069,196

 $

 3,830,456

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 23,964,921

 Banks - 12.5%

 Diversified Banks - 12.4%

 173,551

 Akbank TAS

 $

 878,294

 5,489,700

 Bank Mandiri Persero Tbk PT

 5,125,885

 425,800

 Bank of the Philippine Islands

 1,046,214

 1,415,318

 BDO Unibank, Inc. *

 2,675,467

 1,584,021

 BOC Hong Kong Holdings, Ltd.

 5,464,056

 8,553,216

 FBN Holdings Plc

 988,396

 758,199

 First Gulf Bank PJSC

 2,641,505

 194,145

 Grupo Financiero Banorte SAB de CV

 1,335,715

 621,144

 Grupo Financiero Santander Mexico SAB de CV

 1,928,943

 8,000,000

 Guaranty Trust Bank Plc

 1,250,780

 21,209

 ICICI Bank, Ltd. (A.D.R.)

 971,372

 4,616,241

 Industrial & Commercial Bank of China, Ltd.

 3,477,553

 506,961

 Intesa Sanpaolo S.p.A.

 1,035,596

 126,395

 Itau Unibanco Holding SA (A.D.R.)

 2,177,786

 6,112,950

 Krung Thai Bank PCL

 4,730,625

 833,300

 Metropolitan Bank & Trust

 2,158,674

 73,187

 Nordea Bank AB

 808,752

 453,800

 Public Bank Bhd

 2,267,575

 238,953

 Sberbank of Russia (A.D.R.)

 3,531,067

 733,374

 Security Bank Corp.

 3,131,625

 958,932

 Siam Commercial Bank PCL

 5,750,380

 25,748,129

 Skye Bank Plc

 933,912

 250,549

 Standard Chartered Plc

 6,607,136

 32,200

 Sumitomo Mitsui Financial Group, Inc.

 1,291,747

 147,412

 Turkiye Halk Bankasi AS

 1,458,627

 422,723

 Turkiye Vakiflar Bankasi Tao

 1,235,878

 28,470,984

 United Bank for Africa Plc *

 1,231,961

 146

 United Overseas Bank, Ltd.

 2,224

 7,429,808

 Zenith Bank Plc

 969,208

 $

 67,106,953

 Regional Banks - 0.1%

 14,300

 First Republic Bank

 $

 510,367

 Total Banks

 $

 67,617,320

 Diversified Financials - 2.7%

 Other Diversified Financial Services - 0.3%

 40,825

 Intercorp Financial Services, Inc.

 $

 1,571,762

 Multi-Sector Holdings - 1.7%

 188,432

 Ayala Corp.

 $

 2,632,652

 2,211,600

 First Pacific Co., Ltd.

 2,847,361

 650,000

 Global Yatirim Holding AS *

 520,993

 16,589,844

 Metro Pacific Investments Corp.

 2,121,808

 72,179

 Remgro, Ltd.

 1,320,104

 $

 9,442,918

 Specialized Finance - 0.1%

 1,500

 ProShares UltraShort 20+ Year Treasury

 $

 263,250

 Asset Management & Custody Banks - 0.6%

 496,945

 Aberdeen Asset Management Plc

 $

 3,171,211

 Total Diversified Financials

 $

 14,449,141

 Insurance - 5.4%

 Multi-line Insurance - 1.6%

 61,881

 Allianz SE

 $

 8,852,449

 Reinsurance - 3.8%

 82,938

 Hannover Rueckversicherung AG

 $

 6,694,283

 35,015

 Muenchener Rueckversicherungs AG

 6,435,112

 97,572

 Swiss Re AG

 7,250,148

 $

 20,379,543

 Total Insurance

 $

 29,231,992

 Real Estate - 10.9%

 Diversified REIT's - 0.6%

 251

 Daiwa House Real Estate Investment Trust Investment Corp. (144A) *

 $

 1,730,182

 1,167,300

 Suntec Real Estate Investment Trust

 1,599,129

 $

 3,329,311

 Industrial REIT's - 0.6%

 908,511

 Ascendas Real Estate Investment Trust

 $

 1,859,280

 562,014

 Mexico Real Estate Management SA de CV (144A) *

 1,307,883

 $

 3,167,163

 Office REIT's - 0.3%

 1,171,000

 CapitaCommercial Trust (144A)

 $

 1,576,246

 Residential REIT's - 0.2%

 22,500

 American Campus Communities, Inc.

 $

 1,047,825

 Retail REIT's - 0.3%

 741,381

 CapitaMall Trust

 $

 1,271,724

 93,000

 Wheeler Real Estate Investment Trust, Inc.

 568,230

 $

 1,839,954

 Diversified Real Estate Activities - 2.5%

 33,072,062

 Alam Sutera Realty Tbk PT

 $

 2,627,088

 2,857,000

 Ayala Land, Inc.

 2,037,258

 73,920

 Henderson Land Development Co, Ltd.

 532,216

 1,239,868

 K Wah International Holdings, Ltd.

 721,688

 2,660,908

 Sorouh Real Estate Co.

 1,276,130

 59

 Swire Pacific, Ltd.

 757

 974,718

 Swire Properties, Ltd.

 3,572,769

 348,063

 Wharf Holdings, Ltd.

 3,076,237

 $

 13,844,143

 Real Estate Operating Companies - 0.8%

 134,604

 BR Properties SA

 $

 1,747,753

 231,500

 Global Logistic Properties, Ltd.

 517,364

 101,326

 Iguatemi Empresa de Shopping Centers SA

 1,468,854

 17,682,903

 Pakuwon Jati Tbk PT

 501,486

 $

 4,235,457

 Real Estate Development - 5.6%

 2,691,800

 Amata Corp PCL

 $

 1,839,622

 5,319,445

 Asian Property Development PCL

 1,684,045

 25,531

 BHG SA - Brazil Hospitality Group *

 255,073

 16,154,814

 Bumi Serpong Damai PT

 2,331,419

 2,381,458

 Emaar Properties PJSC

 3,158,945

 2,177,948

 Kaisa Group Holdings, Ltd. *

 737,910

 362,743

 LPN Development PCL

 263,847

 2,205,830

 LPN Development PCL

 1,603,568

 2,107,435

 Mah Sing Group Bhd

 1,546,478

 35,359,711

 Megaworld Corp.

 2,929,403

 1,901,100

 Pruksa Real Estate PCL

 1,910,653

 15,601,000

 Quality Houses PCL

 1,609,751

 10,692,900

 Sansiri PCL

 1,483,035

 492,745

 Sino Land Co, Ltd.

 922,022

 924,228

 Sino-Ocean Land Holdings, Ltd.

 738,362

 7,601,462

 Summarecon Agung Tbk PT

 1,482,398

 620,657

 Sunac China Holdings, Ltd.

 505,057

 1,119,445

 Supalai PCL

 719,724

 1,376,300

 Supalai PCL

 885,258

 3,348,300

 Ticon Industrial Connection PCL

 1,873,253

 2,445,274

 UEM Land Holdings Bhd *

 1,732,456

 $

 30,212,279

 Total Real Estate

 $

 59,252,378

 Software & Services - 1.1%

 Internet Software & Services - 0.9%

 138,987

 Tencent Holdings, Ltd.

 $

 4,868,840

 IT Consulting & Other Services - 0.2%

 4,235

 International Business Machines Corp.

 $

 860,001

 Systems Software - 0.0%

 3,500

 Microsoft Corp.

 $

 129,500

 Total Software & Services

 $

 5,858,341

 Technology Hardware & Equipment - 0.9%

 Communications Equipment - 0.5%

 42,753

 Qualcomm, Inc.

 $

 2,822,981

 Electronic Equipment Manufacturers - 0.4%

 30,969

 TPK Holding Co., Ltd.

 $

 531,312

 2,794,508

 Wasion Group Holdings, Ltd.

 1,575,165

 $

 2,106,477

 Total Technology Hardware & Equipment

 $

 4,929,458

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductors - 0.2%

 4,091,143

 Comtec Solar Systems Group, Ltd.

 $

 938,002

 Total Semiconductors & Semiconductor Equipment

 $

 938,002

 Telecommunication Services - 0.6%

 Alternative Carriers - 0.2%

 123,085

 Inmarsat Plc

 $

 1,259,645

 Integrated Telecommunication Services - 0.2%

 421,717

 Singapore Telecommunications, Ltd.

 $

 1,192,814

 Wireless Telecommunication Services - 0.2%

 44,000

 Advanced Info Service PCL

 $

 309,909

 106,034

 Advanced Info Service PCL

 745,968

 $

 1,055,877

 Total Telecommunication Services

 $

 3,508,336

 Utilities - 2.0%

 Electric Utilities - 0.6%

 197,606

 Cheung Kong Infrastructure Holdings, Ltd.

 $

 1,253,863

 461,246

 Terna Rete Elettrica Nazionale S.p.A.

 1,945,098

 $

 3,198,961

 Gas Utilities - 0.8%

 855,594

 Snam S.p.A.

 $

 4,328,304

 Independent Power Producers & Energy Traders - 0.6%

 2,526,000

 China Longyuan Power Group Corp.

 $

 2,115,500

 445,000

 China Resources Power Holdings Co, Ltd.

 1,232,347

 $

 3,347,847

 Total Utilities

 $

 10,875,112

 TOTAL COMMON STOCKS

 (Cost $338,640,929)

 $

 402,040,316

 Principal

 Amount ($)

 CORPORATE BONDS - 13.8%

 Energy - 3.4%

 Oil & Gas Drilling - 0.4%

 2,000,000

 BB/Ba1

 Precision Drilling Corp., 6.625%, 11/15/20

 $

 2,135,000

 Integrated Oil & Gas - 0.9%

 4,323,000

 BBB-/Baa2

 Lukoil International Finance BV, 7.25%, 11/5/19 (144A)

 $

 5,209,215

 Oil & Gas Exploration & Production - 1.5%

 2,000,000

 BB+/Ba1

 Cimarex Energy Co., 5.875%, 5/1/22

 $

 2,140,000

 2,800,000

 BB+/B1

 Concho Resources, Inc., 7.0%, 1/15/21

 3,094,000

 2,153,000

 BBB/Baa1

 Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (144A)

 2,508,245

 350,000

 BB+/Ba3

 Whiting Petroleum Corp., 6.5%, 10/1/18

 375,375

 $

 8,117,620

 Coal & Consumable Fuels - 0.6%

 2,900,000

 NR/Ba1

 Adaro Indonesia PT, 7.625%, 10/22/19 (144A)

 $

 3,190,000

 Total Energy

 $

 18,651,835

 Materials - 2.8%

 Diversified Chemicals - 0.5%

 2,500,000

 BB/Ba2

 Celanese US Holdings LLC, 5.875%, 6/15/21

 $

 2,806,250

 Metal & Glass Containers - 0.2%

 1,000,000

 BB-/Ba3

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 $

 1,125,000

 Paper Packaging - 0.3%

 1,485,000

 BB-/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 $

 1,425,600

 Diversified Metals & Mining - 0.2%

 1,200,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 $

 1,257,144

 Steel - 0.9%

 2,500,000

 BB+/Ba1

 ArcelorMittal, 5.75%, 8/5/20

 $

 2,621,650

 2,000,000

 BB+/Ba1

 ArcelorMittal, 6.125%, 6/1/18

 2,135,384

 $

 4,757,034

 Forest Products - 0.5%

 EURO

 2,000,000

 BB/Ba2

 Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (144A)

 $

 2,972,815

 Paper Products - 0.2%

 1,000,000

 BB/Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)

 $

 1,050,000

 Total Materials

 $

 15,393,843

 Capital Goods - 0.8%

 Construction & Engineering - 0.8%

 EURO

 3,000,000

 NR/Ba2

 Obrascon Huarte Lain SA, 7.625%, 3/15/20

 $

 4,275,967

 Total Capital Goods

 $

 4,275,967

 Consumer Durables & Apparel - 0.2%

 Housewares & Specialties - 0.2%

 1,000,000

 B+/B1

 Reynolds Group Issuer, Inc., 7.875%, 8/15/19

 $

 1,100,000

 Total Consumer Durables & Apparel

 $

 1,100,000

 Banks - 4.1%

 Diversified Banks - 4.1%

 2,000,000

 NR/Baa2

 Akbank TAS, 5.0%, 10/24/22 (144A)

 $

 2,088,580

 1,990,000

 BBB+/A3

 Bangkok Bank PCL Hong Kong, 4.8%, 10/18/20 (144A)

 2,193,615

 1,800,000

 A/A1

 Bank of China Hong Kong, Ltd., 5.55%, 2/11/20 (144A)

 2,005,889

 4,375,000

 A-/A3

 Bank of East Asia, Ltd., 6.125%, 7/16/20

 4,995,550

 2,000,000

 NR/Ba2

 Finansbank AS, 5.5%, 5/11/16 (144A)

 2,060,000

 3,800,000

 NR/A3

 Industrial & Commercial Bank of China Asia, Ltd., 5.125%, 11/30/20

 4,172,662

 2,000,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 2,141,386

 2,300,000

 NR/Ba2

 Turkiye Is Bankasi, 6.0%, 10/24/22 (144A)

 2,415,000

 $

 22,072,682

 Total Banks

 $

 22,072,682

 Diversified Financials - 1.5%

 Other Diversified Financial Services - 0.1%

 300,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 $

 301,650

 250,000

 10.75

 NR/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 253,850

 $

 555,500

 Specialized Finance - 0.6%

 2,900,000

 BBB/Baa2

 China Merchants Finance Co, Ltd., 5.0%, 5/4/22

 $

 3,082,248

 Asset Management & Custody Banks - 0.3%

 1,556,000

 A/NR

 Blackstone Holdings Finance Co LLC, 4.75%, 2/15/23 (144A)

 $

 1,656,241

 Investment Banking & Brokerage - 0.5%

 2,500,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 2,719,048

 Total Diversified Financials

 $

 8,013,037

 Insurance - 0.1%

 Reinsurance - 0.1%

 500,000

 12.21

 B/NR

 Montana Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 $

 495,800

 250,000

 14.68

 B-/NR

 Successor X, Ltd. Class III-S3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 250,025

 $

 745,825

 Total Insurance

 $

 745,825

 Utilities - 0.9%

 Independent Power Producers & Energy Traders - 0.9%

 1,300,000

 BB-/B1

 Calpine Corp., 7.25%, 10/15/17 (144A)

 $

 1,378,000

 400,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 403,040

 2,900,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 11.5%, 2/12/15 (144A)

 3,074,000

 $

 4,855,040

 Total Utilities

 $

 4,855,040

 TOTAL CORPORATE BONDS

 (Cost $70,845,753)

 $

 75,108,229

 FOREIGN GOVERNMENT BONDS - 3.0%

 CLP

 2,290,000,000

 NR/NR

 Bonos del Banco Central de Chile en Pesos, 6.0%, 9/1/13

 $

 4,877,851

 BRL

 1,983,000

 NR/NR

 Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/18

 1,044,636

 MXN

 42,000,000

 A-/Baa1

 Mexican Bonos, 6.5%, 6/9/22

 3,657,337

 EURO

 1,900,000

 BB/Ba3

 Portugal Obrigacoes do Tesouro OT, 4.2%, 10/15/16

 2,546,400

 RUB

 45,000,000

 BBB+/Baa1

 Russian Foreign Bond - Eurobond, 7.85%, 3/10/18 (144A)

 1,628,896

 2,300,000

 B+/B1

 Sri Lanka Government International Bond, 5.875%, 7/25/22 (144A)

 2,426,500

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $15,847,926)

 $

 16,181,620

 SENIOR FLOATING RATE LOAN INTERESTS - 0.2%

 Materials - 0.0%

 Aluminum - 0.0%

 245,001

 4.00

 BB-/Ba2

 Novelis, Inc. Georgia, Term Loan, 3/11/17

 $

 248,471

 Total Materials

 $

 248,471

 Capital Goods - 0.1%

 Building Products - 0.1%

 245,820

 4.00

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 3/8/18

 $

 248,677

 Total Capital Goods

 $

 248,677

 Health Care Equipment & Services - 0.0%

 Health Care Services - 0.0%

 212,015

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 $

 214,532

 Total Health Care Equipment & Services

 $

 214,532

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 341,524

 4.25

 BB/Ba3

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 $

 345,580

 Total Technology Hardware & Equipment

 $

 345,580

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,039,865)

 $

 1,057,260

 Shares

 MUTUAL FUNDS - 3.9%

 82,100

 Global X FTSE Colombia 20 ETF

 $

 1,839,040

 50,300

 iShares MSCI All Peru Capped Index Fund

 2,330,902

 17,300

 iShares MSCI Chile Investable Market Index Fund

 1,158,062

 70,700

 iShares MSCI Mexico Investable Market Index Fund

 5,204,934

 208,900

 PowerShares Buyback Achievers Portfolio

 6,571,994

 60,000

 Vanguard Industrials ETF

 4,537,800

 TOTAL MUTUAL FUNDS

 (Cost $20,743,459)

 $

 21,642,732

 PURCASHED OPTION - 0.1%

 2,200

 SPDR S&P 500 ETF Trust February 16 at $149

 $

 245,300

 TOTAL PURCAHSED OPTION

 (Cost $260,700)

 $

 245,300

 TOTAL INVESTMENT IN SECURITIES - 96.9%

 (Cost $456,137,544) (a)

 $

 526,302,982

 OTHER ASSETS & LIABILITIES - 3.1%

 $

 16,651,484

 TOTAL NET ASSETS - 100.0%

 $

 542,954,466

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2013, the value of these securities amounted to $52,802,637 or 9.7% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (a)

 At January 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $457,600,429 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 70,045,922

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,343,369)

 Net unrealized gain

 $

 68,702,553

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 CLP

 Chilean Peso

 EURO

 Euro

 MXN

 Mexican Peso

 RUB

 Russian ruble

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (see Note 1A) are categorized as Level 3.

 The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
10,027,525

$
-

$
10,027,525

 Common Stocks*

-

402,040,316

-

402,040,316

 Corporate Bonds

-

75,108,229

-

75,108,229

 Foreign Government Bonds

-

16,181,620

-

16,181,620

 Senior Floating Rate Loan Interests

-

1,057,260

-

1,057,260

 Exchange Traded Funds

-

21,642,732

-

21,642,732

 Purchased Options

-

245,300

-

245,300

 Total

$
-

$
526,302,982

$
-

$
526,302,982

 Other Financial Instruments

 Forward Foreign Currency Portfolio Hedge Contracts

$
-

$
(32,227
)

$
-

$
(32,227
)

 Futures Contracts

-

131,311

-

131,311

 Total Other Financial Instruments

$
-

$
99,084

$
-

$
99,084

 * Level 2 securities are valued by independent pricing services using fair value factors.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VI By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 1, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 1, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date April 1, 2013 * Print the name and title of each signing officer under his or her signature.